Share-based compensation - DSUs and RSUs granted (Details)	9 Months Ended
Sep. 30, 2022 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	59,654
Number of units granted (in shares)	25,372
Number of units - end of period (in shares)	85,026
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 38.97
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 86.93
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	46,591
Number of units granted (in shares)	97,816
Number of units released (in shares)	(2,800)
Number of units forfeited (in shares)	(30,222)
Number of units - end of period (in shares)	111,385
Weighted average exercise price of units released (in cad per share) | $ / shares	$ 94.05
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	40.30
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	86.38
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	54.26
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	$ 94.05